Revenue and Profit Deferrals (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Revenue Disclosure [Abstract]
Schedule of Deferred Revenue and Profit

	As of December 31,
	2012	2011
In millions
Deferred revenue and profit for solar energy systems:
Short-term profit deferrals and deposits on solar energy system sales	$113.1	$41.4
Long-term profit deferrals and deposits on solar energy system sales	126.4	138.0
Deferred subsidy revenue	19.6	19.4
Total solar energy system deferred revenue	$259.1	$198.8
Non-solar energy system deferred revenue:
Short-term deferred revenue	$—	$0.7
Long-term deferred revenue	29.2	51.2
Total non-solar energy system deferred revenue	$29.2	$51.9
Total deferred revenue	$288.3	$250.7